Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Property and equipment, net [Line Items]
Subtotal	¥ 295,467		¥ 202,990		$ 42,556
Less: Accumulated depreciation	(127,579)		(63,287)		(18,375)
Property and equipment subject to depreciation	167,888		139,703		24,181
Construction in progress	9,929		5,487		1,430
Total	177,817		145,190		25,611
Depreciation expenses	66,510	$ 9,579	28,041	¥ 10,869
Computers and equipment [Member]
Property and equipment, net [Line Items]
Subtotal	145,962		89,127		21,023
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Subtotal	92,962		71,800		13,389
Buildings [Member]
Property and equipment, net [Line Items]
Subtotal	5,604		2,578		807
Furniture and fixtures [Member]
Property and equipment, net [Line Items]
Subtotal	17,709		15,479		2,551
Vehicles [Member]
Property and equipment, net [Line Items]
Subtotal	864		156		124
Software [Member]
Property and equipment, net [Line Items]
Subtotal	32,366		¥ 23,850		$ 4,662
Total	¥ 17,124